INVENTORY (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INVENTORY
Natural gas	527	448
Other commodities	588	331
Inventory	1,115	779
Non-cash charges to reduce the cost basis of inventory to market value	4	10	9